UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

American Customer Satisfaction ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 94.9%
	Communication Services - 12.7%
1,111	Alphabet, Inc. - Class C (a)	$1,200,891
522	Altice USA, Inc. - Class A (a)	12,711
21,514	AT&T, Inc.	720,934
10,904	DISH Network Corporation - Class A (a)	418,823
7,713	Motorola Solutions, Inc.	1,285,988
22,834	New York Times Company - Class A	744,845
11,590	T-Mobile US, Inc. (a)	859,283
12,681	Verizon Communications, Inc.	724,465
134,866	Vonage Holdings Corporation (a)	1,528,032
		7,495,972
	Consumer Discretionary - 19.3%
277,062	Ascena Retail Group, Inc. (a)	169,008
80,117	Barnes & Noble, Inc.	535,983
11,386	Bed Bath & Beyond, Inc.	132,305
16,174	Bloomin’ Brands, Inc.	305,850
296	Chipotle Mexican Grill, Inc. (a)	216,933
3,514	Cracker Barrel Old Country Store, Inc.	599,945
2,728	Darden Restaurants, Inc.	332,079
2,798	Dillard’s, Inc. - Class A	174,259
6,390	Etsy, Inc. (a)	392,154
1,697	Expedia Group, Inc.	225,752
40,287	Ford Motor Company	412,136
8,859	General Motors Company	341,337
50,039	Hanesbrands, Inc.	861,672
3,645	Hilton Worldwide Holdings, Inc.	356,262
2,779	Hyatt Hotels Corporation - Class A	211,565
2,903	Kohl’s Corporation	138,038
1,443	Kontoor Brands, Inc. (a)	40,433
33,201	L Brands, Inc.	866,546
5,169	Marriott International, Inc. - Class A	725,159
16,691	Michaels Companies, Inc. (a)	145,212
4,761	Nordstrom, Inc.	151,685
794	O’Reilly Automotive, Inc. (a)	293,240
8,405	Papa John’s International, Inc.	375,872
2,800	Starbucks Corporation	234,724
16,458	Texas Roadhouse, Inc.	883,301
3,909	TJX Companies, Inc.	206,708
16,969	TripAdvisor, Inc. (a)	785,495
912	Ulta Beauty, Inc. (a)	316,364
10,144	V.F. Corporation	886,078
319	Yum! Brands, Inc.	35,304
		11,351,399

	Consumer Staples - 12.8%
9,278	Clorox Company	1,420,555
4,311	Costco Wholesale Corporation	1,139,225
232	CVS Health Corporation	12,642
15,944	General Mills, Inc.	837,379
13,117	Hershey Company	1,758,071
47,343	Keurig Dr Pepper, Inc.	1,368,213
15,947	Kroger Company	346,209
4,894	PepsiCo, Inc.	641,750
117	Walmart, Inc.	12,927
		7,536,971
	Financials - 12.5%
7,729	BB&T Corporation	379,726
13,951	Capital One Financial Corporation	1,265,914
29,468	Charles Schwab Corporation	1,184,319
5,678	Citigroup, Inc.	397,630
7,432	JPMorgan Chase & Company	830,898
26,800	MetLife, Inc.	1,331,156
24,680	Regions Financial Corporation	368,719
19,440	SunTrust Banks, Inc.	1,221,804
7,521	US Bancorp	394,100
		7,374,266
	Health Care - 1.8%
3,910	Humana, Inc.	1,037,323

	Industrials - 9.6%
24,401	Alaska Air Group, Inc.	1,559,468
347	American Airlines Group, Inc.	11,316
3,388	Delta Air Lines, Inc.	192,269
6,683	FedEx Corporation	1,097,282
46,601	JetBlue Airways Corporation (a)	861,652
14,621	Southwest Airlines Company	742,454
11,243	United Parcel Service, Inc. - Class B	1,161,065
		5,625,506
	Information Technology - 12.4%
1,139	Amazon.com, Inc. (a)	2,156,845
14,549	Apple, Inc.	2,879,538
26,439	HP, Inc.	549,667
4,740	Netflix, Inc. (a)	1,741,097
		7,327,147
	Utilities - 13.8%
4,721	Ameren Corporation	354,594
8,844	Atmos Energy Corporation	933,573
51,761	CenterPoint Energy, Inc.	1,481,918
10,569	Consolidated Edison, Inc.	926,690
6,835	Dominion Energy, Inc.	528,482
5,443	Edison International	366,913
3,590	Entergy Corporation	369,519
3,727	NextEra Energy, Inc.	763,513
18,673	NiSource, Inc.	537,782
2,653	Sempra Energy	364,628
13,555	Southern Company	749,320
6,764	WEC Energy Group, Inc.	563,915
2,833	Xcel Energy, Inc.	168,535
		8,109,382
	TOTAL COMMON STOCKS (Cost $52,274,381)	55,857,966

	EXCHANGE TRADED FUNDS - 4.9%
	Energy - 0.7%
3,156	Energy Select Sector SPDR Fund	201,069
5,771	iShares U.S. Energy ETF	198,580
		399,649
	Health Care - 2.8%
8,839	Health Care Select Sector SPDR Fund	818,845
4,182	iShares U.S. Healthcare ETF	816,619
		1,635,464
	Materials - 0.7%
2,228	iShares U.S. Basic Materials ETF	211,682
3,687	Materials Select Sector SPDR Fund	215,689
		427,371
	Real Estate - 0.7%
2,406	iShares U.S. Real Estate ETF	210,068
5,839	Real Estate Select Sector SPDR Fund	214,700
		424,768
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,741,801)	2,887,252

	SHORT-TERM INVESTMENTS - 0.2%
108,661	First American Government Obligations Fund, Class X, 2.30%*	108,661
	TOTAL SHORT-TERM INVESTMENTS (Cost $108,661)	108,661
	TOTAL INVESTMENTS - 100.0% (Cost $55,124,843)	58,853,879
	Liabilities in Excess of Other Assets - 0.0% +	(6,139)
	NET ASSETS - 100.0%	$58,847,740

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by the Fund Advisor.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of June 30, 2019.
+	Represents less than 0.05% of net assets.

Brand Value ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 5.9%
215	Alphabet, Inc. - Class C (a)	$232,396
8,204	AT&T, Inc.	274,916
4,808	Verizon Communications, Inc.	274,681
		781,993
	Consumer Discretionary - 25.3% ♦
4,534	CBS Corporation - Class B	226,247
28,554	Ford Motor Company	292,107
8,935	Gap, Inc.	160,562
3,318	Hilton Worldwide Holdings, Inc.	324,301
1,238	Home Depot, Inc.	257,467
7,298	Macy’s, Inc.	156,615
2,004	Marriott International, Inc. - Class A	281,141
1,562	McDonald’s Corporation	324,365
3,156	NIKE, Inc. - Class B	264,946
2,064	Royal Caribbean Cruises, Ltd.	250,178
4,644	Starbucks Corporation	389,307
2,816	Walt Disney Company	393,226
		3,320,462
	Consumer Staples - 28.7% ♦
6,433	Campbell Soup Company	257,770
1,702	Clorox Company	260,593
5,604	Coca-Cola Company	285,356
3,828	Colgate-Palmolive Company	274,353
1,828	Estee Lauder Companies, Inc. - Class A	334,725
5,459	General Mills, Inc.	286,707
2,475	Hershey Company	331,724
2,349	J.M. Smucker Company	270,581
3,497	Kellogg Company	187,334
4,618	Kraft Heinz Company	143,343
2,268	PepsiCo, Inc.	297,403
3,148	Procter & Gamble Company	345,178
3,763	Walgreens Boots Alliance, Inc.	205,723
2,659	Walmart, Inc.	293,793
		3,774,583
	Energy - 1.9%
3,177	Exxon Mobil Corporation	243,454

	Financials - 11.1%
2,397	American Express Company	295,886

8,259	Bank of America Corporation	239,511
2,583	Capital One Financial Corporation	234,381
5,062	Charles Schwab Corporation	203,442
2,252	JPMorgan Chase & Company	251,773
5,301	Morgan Stanley	232,237
		1,457,230
	Health Care - 3.4%
4,180	Bristol-Myers Squibb Company	189,563
1,868	Johnson & Johnson	260,175
		449,738
	Industrials - 5.5%
730	Boeing Company	265,727
1,307	General Dynamics Corporation	237,639
2,101	United Parcel Service, Inc. - Class B	216,970
		720,336
	Information Technology - 16.1%
129	Amazon.com, Inc. (a)	244,278
1,153	Apple, Inc.	228,202
1,542	Facebook, Inc. - Class A (a)	297,606
10,361	HP, Inc.	215,405
5,517	Intel Corporation	264,099
1,786	International Business Machines Corporation	246,289
2,353	Microsoft Corporation	315,208
1,767	Visa, Inc. - Class A	306,663
		2,117,750
	Materials - 1.9%
549	Sherwin-Williams Company	251,601
	TOTAL COMMON STOCKS (Cost $12,421,357)	13,117,147

	SHORT-TERM INVESTMENTS - 0.2%
31,525	First American Government Obligations Fund, Class X, 2.30%*	31,525
	TOTAL SHORT-TERM INVESTMENTS (Cost $ 31,525)	31,525
	TOTAL INVESTMENTS - 100.0% (Cost $12,452,882)	13,148,672
	Other Assets in Excess of Liabilities - 0.0% +	2,519
	NET ASSETS - 100.0%	$13,151,191

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by the Fund Advisor.
(a)	Non-income producing security.
♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
*	Rate shown is the annualized seven-day yield as of June 30, 2019.
+	Represents less than 0.05% of net assets.

Reverse Cap Weighted U.S. Large Cap ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 0.9%
36	AT&T, Inc.	$1,206
2,544	CenturyLink, Inc.	29,917
9	Charter Communications, Inc. - Class A (a)	3,557
926	DISH Network Corporation - Class A (a)	35,568
68	Motorola Solutions, Inc.	11,338
21	Verizon Communications, Inc.	1,200
		82,786
	Consumer Discretionary - 20.3%
181	Advance Auto Parts, Inc.	27,899
203	Aptiv plc	16,408
10	AutoZone, Inc. (a)	10,995
297	Best Buy Company, Inc.	20,710
2	Booking Holdings, Inc. (a)	3,749
864	BorgWarner, Inc.	36,271
1,802	Capri Holdings, Ltd. (a)	62,493
263	CarMax, Inc. (a)	22,836
263	Carnival Corporation	12,243
354	CBS Corporation - Class B	17,665
22	Chipotle Mexican Grill, Inc. (a)	16,123
37	Comcast Corporation - Class A	1,564
419	D.R. Horton, Inc.	18,071
172	Darden Restaurants, Inc.	20,938
494	Discovery, Inc. - Class A (a)	15,166
251	Discovery, Inc. - Class C (a)	7,141
61	Dollar General Corporation	8,245
104	Dollar Tree, Inc. (a)	11,168
157	Expedia Group, Inc.	20,886
1,452	Foot Locker, Inc.	60,868
769	Ford Motor Company	7,867
157	Fox Corporation - Class A	5,752
333	Fox Corporation - Class B	12,164
4,363	Gap, Inc.	78,403
390	Garmin, Ltd.	31,122
177	General Motors Company	6,820
194	Genuine Parts Company	20,095
1,798	H&R Block, Inc.	52,681
3,024	Hanesbrands, Inc.	52,073
1,578	Harley-Davidson, Inc.	56,540
222	Hasbro, Inc.	23,461

115	Hilton Worldwide Holdings, Inc.	11,240
8	Home Depot, Inc.	1,664
1,596	Interpublic Group of Companies, Inc.	36,054
835	Kohl’s Corporation	39,704
2,588	L Brands, Inc.	67,547
1,640	Leggett & Platt, Inc.	62,927
369	Lennar Corporation - Class A	17,882
1,392	LKQ Corporation (a)	37,041
38	Lowe’s Companies, Inc.	3,834
2,097	Macy’s, Inc.	45,002
59	Marriott International, Inc. - Class A	8,277
9	McDonald’s Corporation	1,869
772	MGM Resorts International	22,056
213	Mohawk Industries, Inc. (a)	31,411
3,680	Newell Brands, Inc.	56,746
1,045	News Corporation - Class A	14,097
3,046	News Corporation - Class B	42,522
31	NIKE, Inc. - Class B	2,602
2,665	Nordstrom, Inc.	84,907
474	Norwegian Cruise Line Holdings, Ltd. (a)	25,421
216	Omnicom Group, Inc.	17,701
28	O’Reilly Automotive, Inc. (a)	10,341
1,093	PulteGroup, Inc.	34,561
522	PVH Corporation	49,402
457	Ralph Lauren Corporation	51,911
81	Ross Stores, Inc.	8,029
112	Royal Caribbean Cruises, Ltd.	13,575
36	Starbucks Corporation	3,018
1,188	Tapestry, Inc.	37,695
78	Target Corporation	6,756
336	Tiffany & Company	31,463
85	TJX Companies, Inc.	4,495
221	Tractor Supply Company	24,045
1,404	TripAdvisor, Inc. (a)	64,991
43	Ulta Beauty, Inc. (a)	14,916
545	Under Armour, Inc. - Class A (a)	13,816
680	Under Armour, Inc. - Class C (a)	15,096
118	V.F. Corporation	10,307
986	Viacom, Inc. - Class B	29,452
11	Walt Disney Company	1,536
259	Whirlpool Corporation	36,871
230	Wynn Resorts, Ltd.	28,518
84	Yum! Brands, Inc.	9,296
		1,889,011
	Consumer Staples - 5.3%
62	Altria Group, Inc.	2,936
321	Archer-Daniels-Midland Company	13,097

580	Brown-Forman Corporation - Class B	32,149
874	Campbell Soup Company	35,021
207	Church & Dwight Company, Inc.	15,123
95	Clorox Company	14,545
29	Coca-Cola Company	1,477
67	Colgate-Palmolive Company	4,802
695	Conagra Brands, Inc.	18,431
51	Constellation Brands, Inc. - Class A	10,044
7	Costco Wholesale Corporation	1,850
5,432	Coty, Inc. - Class A	72,789
79	CVS Health Corporation	4,305
43	Estee Lauder Companies, Inc. - Class A	7,874
176	General Mills, Inc.	9,244
114	Hershey Company	15,279
641	Hormel Foods Corporation	25,986
176	J.M. Smucker Company	20,273
376	Kellogg Company	20,142
43	Kimberly-Clark Corporation	5,731
529	Kraft Heinz Company	16,420
636	Kroger Company	13,807
540	Lamb Weston Holdings, Inc.	34,214
101	McCormick & Company, Inc.	15,656
547	Molson Coors Brewing Company - Class B	30,632
68	Mondelez International, Inc. - Class A	3,665
201	Monster Beverage Corporation (a)	12,830
10	PepsiCo, Inc.	1,311
30	Philip Morris International, Inc.	2,356
7	Procter & Gamble Company	768
124	Sysco Corporation	8,769
153	Tyson Foods, Inc. - Class A	12,353
139	Walgreens Boots Alliance, Inc.	7,599
15	Walmart, Inc.	1,657
		493,135
	Energy - 6.8%
126	Anadarko Petroleum Corporation	8,891
1,061	Apache Corporation	30,737
1,189	Baker Hughes, a GE Company	29,285
1,261	Cabot Oil & Gas Corporation	28,953
10	Chevron Corporation	1,244
1,007	Cimarex Energy Company	59,745
154	Concho Resources, Inc.	15,890
78	ConocoPhillips	4,758
1,090	Devon Energy Corporation	31,087
199	Diamondback Energy, Inc.	21,685
73	EOG Resources, Inc.	6,801
12	Exxon Mobil Corporation	920
756	Halliburton Company	17,191

1,160	Helmerich & Payne, Inc.	58,719
357	Hess Corporation	22,694
1,181	HollyFrontier Corporation	54,657
364	Kinder Morgan, Inc.	7,600
2,210	Marathon Oil Corporation	31,404
194	Marathon Petroleum Corporation	10,841
1,946	National Oilwell Varco, Inc.	43,260
1,614	Noble Energy, Inc.	36,154
171	Occidental Petroleum Corporation	8,598
175	ONEOK, Inc.	12,042
99	Phillips 66	9,260
89	Pioneer Natural Resources Company	13,694
170	Schlumberger, Ltd.	6,756
1,380	TechnipFMC plc	35,797
121	Valero Energy Corporation	10,359
340	Williams Companies, Inc.	9,534
		628,556
	Financials - 12.2%
753	Affiliated Managers Group, Inc.	69,381
134	Aflac, Inc.	7,345
88	Allstate Corporation	8,949
29	American Express Company	3,580
122	American International Group, Inc.	6,500
96	Ameriprise Financial, Inc.	13,935
34	Aon plc	6,561
212	Arthur J. Gallagher & Company	18,569
436	Assurant, Inc.	46,382
45	Bank of America Corporation	1,305
172	Bank of New York Mellon Corporation	7,594
154	BB&T Corporation	7,566
3	Berkshire Hathaway, Inc. - Class B (a)	639
14	BlackRock, Inc.	6,570
76	Capital One Financial Corporation	6,896
230	Cboe Global Markets, Inc.	23,835
148	Charles Schwab Corporation	5,948
27	Chubb, Ltd.	3,977
183	Cincinnati Financial Corporation	18,972
26	Citigroup, Inc.	1,821
537	Citizens Financial Group, Inc.	18,988
22	CME Group, Inc.	4,270
393	Comerica, Inc.	28,547
157	Discover Financial Services	12,182
601	E*TRADE Financial Corporation	26,805
116	Everest Re Group, Ltd.	28,673
550	Fifth Third Bancorp	15,345
199	First Republic Bank	19,432
919	Franklin Resources, Inc.	31,981

23	Goldman Sachs Group, Inc.	4,706
276	Hartford Financial Services Group, Inc.	15,379
1,614	Huntington Bancshares, Inc.	22,305
73	Intercontinental Exchange, Inc.	6,274
1,761	Invesco, Ltd.	36,030
3,675	Jefferies Financial Group, Inc.	70,670
8	JPMorgan Chase & Company	894
1,015	KeyCorp	18,016
366	Lincoln National Corporation	23,589
390	Loews Corporation	21,321
75	M&T Bank Corporation	12,755
59	Marsh & McLennan Companies, Inc.	5,885
130	MetLife, Inc.	6,457
48	Moody’s Corporation	9,375
125	Morgan Stanley	5,476
61	MSCI, Inc.	14,566
280	Nasdaq, Inc.	26,928
183	Northern Trust Corporation	16,470
2,859	People’s United Financial, Inc.	47,974
34	PNC Financial Services Group, Inc.	4,667
370	Principal Financial Group, Inc.	21,430
78	Progressive Corporation	6,235
75	Prudential Financial, Inc.	7,575
347	Raymond James Financial, Inc.	29,339
1,398	Regions Financial Corporation	20,886
24	S&P Global, Inc.	5,467
255	State Street Corporation	14,295
163	SunTrust Banks, Inc.	10,245
121	SVB Financial Group (a)	27,175
409	Synchrony Financial	14,180
113	T. Rowe Price Group, Inc.	12,397
373	Torchmark Corporation	33,369
52	Travelers Companies, Inc.	7,775
1,301	Unum Group	43,649
74	US Bancorp	3,878
35	Wells Fargo & Company	1,656
66	Willis Towers Watson plc	12,642
819	Zions Bancorporation	37,658
		1,132,136
	Health Care - 9.7%
23	Abbott Laboratories	1,934
30	AbbVie, Inc.	2,182
103	ABIOMED, Inc. (a)	26,830
193	Agilent Technologies, Inc.	14,411
97	Alexion Pharmaceuticals, Inc. (a)	12,705
45	Align Technology, Inc. (a)	12,317
75	Allergan plc	12,557

267	AmerisourceBergen Corporation	22,764
14	Amgen, Inc.	2,580
13	Anthem, Inc.	3,669
105	Baxter International, Inc.	8,600
22	Becton Dickinson and Company	5,544
32	Biogen, Inc. (a)	7,484
129	Boston Scientific Corporation (a)	5,544
80	Bristol-Myers Squibb Company	3,628
519	Cardinal Health, Inc.	24,445
44	Celgene Corporation (a)	4,067
254	Centene Corporation (a)	13,320
176	Cerner Corporation	12,901
33	Cigna Corporation	5,199
60	Cooper Companies, Inc.	20,213
23	Danaher Corporation	3,287
998	DaVita, Inc. (a)	56,147
401	DENTSPLY SIRONA, Inc.	23,402
43	Edwards Lifesciences Corporation (a)	7,944
27	Eli Lilly & Company	2,991
51	Gilead Sciences, Inc.	3,446
69	HCA Healthcare, Inc.	9,327
394	Henry Schein, Inc. (a)	27,541
492	Hologic, Inc. (a)	23,626
33	Humana, Inc.	8,755
47	IDEXX Laboratories, Inc. (a)	12,941
17	Illumina, Inc. (a)	6,259
277	Incyte Corporation (a)	23,534
9	Intuitive Surgical, Inc. (a)	4,721
97	IQVIA Holdings, Inc. (a)	15,607
4	Johnson & Johnson	557
107	Laboratory Corporation of America Holdings (a)	18,500
90	McKesson Corporation	12,095
22	Medtronic plc	2,143
19	Merck & Company, Inc.	1,593
19	Mettler-Toledo International, Inc. (a)	15,960
2,046	Mylan NV (a)	38,956
1,545	Nektar Therapeutics (a)	54,971
315	PerkinElmer, Inc.	30,347
1,291	Perrigo Company plc	61,477
27	Pfizer, Inc.	1,170
218	Quest Diagnostics, Inc.	22,195
43	Regeneron Pharmaceuticals, Inc. (a)	13,459
149	ResMed, Inc.	18,182
27	Stryker Corporation	5,551
65	Teleflex, Inc.	21,525
11	Thermo Fisher Scientific, Inc.	3,230
2	UnitedHealth Group, Inc.	488

238	Universal Health Services, Inc. - Class B	31,033
192	Varian Medical Systems, Inc. (a)	26,137
42	Vertex Pharmaceuticals, Inc. (a)	7,702
102	Waters Corporation (a)	21,954
72	WellCare Health Plans, Inc. (a)	20,525
107	Zimmer Biomet Holdings, Inc.	12,598
53	Zoetis, Inc.	6,015
		900,785
	Industrials - 14.6%
19	3M Company	3,293
1,030	A.O. Smith Corporation	48,575
614	Alaska Air Group, Inc.	39,241
287	Allegion plc	31,728
712	American Airlines Group, Inc.	23,218
182	AMETEK, Inc.	16,533
1,427	Arconic, Inc.	36,845
3	Boeing Company	1,092
314	C.H. Robinson Worldwide, Inc.	26,486
30	Caterpillar, Inc.	4,089
66	Cintas Corporation	15,661
276	Copart, Inc. (a)	20,628
66	CSX Corporation	5,106
78	Cummins, Inc.	13,365
43	Deere & Company	7,126
160	Delta Air Lines, Inc.	9,080
226	Dover Corporation	22,645
115	Eaton Corporation plc	9,577
125	Emerson Electric Company	8,340
144	Equifax, Inc.	19,475
321	Expeditors International of Washington, Inc.	24,351
524	Fastenal Company	17,077
47	FedEx Corporation	7,717
964	Flowserve Corporation	50,793
170	Fortive Corporation	13,858
739	Fortune Brands Home & Security, Inc.	42,219
39	General Dynamics Corporation	7,091
332	General Electric Company	3,486
12	Honeywell International, Inc.	2,095
156	Huntington Ingalls Industries, Inc.	35,059
233	IHS Markit, Ltd. (a)	14,847
42	Illinois Tool Works, Inc.	6,334
80	Ingersoll-Rand plc	10,134
417	J.B. Hunt Transport Services, Inc.	38,118
428	Jacobs Engineering Group, Inc.	36,119
234	Johnson Controls International plc	9,667
219	Kansas City Southern	26,678
147	L3Harris Technologies, Inc.	27,760

8	Lockheed Martin Corporation	2,908
698	Masco Corporation	27,390
1,593	Nielsen Holdings plc	36,002
29	Norfolk Southern Corporation	5,780
16	Northrop Grumman Corporation	5,170
178	PACCAR, Inc.	12,755
84	Parker-Hannifin Corporation	14,281
1,497	Pentair plc	55,688
1,483	Quanta Services, Inc.	56,636
32	Raytheon Company	5,564
186	Republic Services, Inc.	16,115
1	Resideo Technologies, Inc. (a)	22
800	Robert Half International, Inc.	45,608
104	Rockwell Automation, Inc.	17,038
1,441	Rollins, Inc.	51,689
23	Roper Technologies, Inc.	8,424
203	Snap-on, Inc.	33,625
228	Southwest Airlines Company	11,578
96	Stanley Black & Decker, Inc.	13,883
526	Textron, Inc.	27,899
27	TransDigm Group, Inc. (a)	13,063
15	Union Pacific Corporation	2,537
178	United Continental Holdings, Inc. (a)	15,584
41	United Parcel Service, Inc. - Class B	4,234
256	United Rentals, Inc. (a)	33,953
24	United Technologies Corporation	3,125
87	Verisk Analytics, Inc.	12,742
87	W.W. Grainger, Inc.	23,336
402	Wabtec Corporation	28,848
58	Waste Management, Inc.	6,691
255	Xylem, Inc.	21,328
		1,349,002
	Information Technology - 12.6%
12	Accenture plc - Class A	2,217
190	Activision Blizzard, Inc.	8,968
10	Adobe, Inc. (a)	2,946
369	Advanced Micro Devices, Inc. (a)	11,207
298	Akamai Technologies, Inc. (a)	23,882
340	Alliance Data Systems Corporation	47,644
112	Amphenol Corporation- Class A	10,745
72	Analog Devices, Inc.	8,127
93	ANSYS, Inc. (a)	19,048
1	Apple, Inc.	198
190	Applied Materials, Inc.	8,533
103	Arista Networks, Inc. (a)	26,741
53	Autodesk, Inc. (a)	8,634
24	Automatic Data Processing, Inc.	3,968

8	Broadcom, Inc.	2,303
154	Broadridge Financial Solutions, Inc.	19,663
234	Cadence Design Systems, Inc. (a)	16,570
25	Cisco Systems, Inc.	1,368
255	Citrix Systems, Inc.	25,026
141	Cognizant Technology Solutions Corporation - Class A	8,938
400	Corning, Inc.	13,292
429	DXC Technology Company	23,659
243	eBay, Inc.	9,598
118	Electronic Arts, Inc. (a)	11,949
266	F5 Networks, Inc. (a)	38,738
4	Facebook, Inc. - Class A (a)	772
63	Fidelity National Information Services, Inc.	7,729
97	Fiserv, Inc. (a)	8,842
47	FleetCor Technologies, Inc. (a)	13,200
851	FLIR Systems, Inc.	46,039
361	Fortinet, Inc. (a)	27,736
132	Gartner, Inc. (a)	21,244
73	Global Payments, Inc.	11,689
1,120	Hewlett Packard Enterprise Company	16,744
502	HP, Inc.	10,437
30	Intel Corporation	1,436
19	International Business Machines Corporation	2,620
18	Intuit, Inc.	4,704
486	IPG Photonics Corporation (a)	74,966
206	Jack Henry & Associates, Inc.	27,587
1,229	Juniper Networks, Inc.	32,728
225	Keysight Technologies, Inc. (a)	20,207
153	KLA-Tencor Corporation	18,085
66	Lam Research Corporation	12,397
5	Mastercard, Inc. - Class A	1,323
354	Maxim Integrated Products, Inc.	21,176
180	Microchip Technology, Inc.	15,606
257	Micron Technology, Inc. (a)	9,918
1	Microsoft Corporation	134
330	NetApp, Inc.	20,361
5	Netflix, Inc. (a)	1,837
21	NVIDIA Corporation	3,449
41	Oracle Corporation	2,336
126	Paychex, Inc.	10,368
21	PayPal Holdings, Inc. (a)	2,404
669	Qorvo, Inc. (a)	44,562
53	QUALCOMM, Inc.	4,032
51	Red Hat, Inc. (a)	9,576
16	salesforce.com, Inc. (a)	2,428
611	Seagate Technology plc	28,790
336	Skyworks Solutions, Inc.	25,963

1,300	Symantec Corporation	28,288
127	Synopsys, Inc. (a)	16,344
222	Take-Two Interactive Software, Inc. (a)	25,204
111	TE Connectivity, Ltd.	10,632
29	Texas Instruments, Inc.	3,328
115	Total System Services, Inc.	14,751
313	Twitter, Inc. (a)	10,924
70	VeriSign, Inc. (a)	14,641
8	Visa, Inc. - Class A	1,388
777	Western Digital Corporation	36,946
1,728	Western Union Company	34,370
1,298	Xerox Corporation	45,962
105	Xilinx, Inc.	12,382
		1,172,547
	Materials - 6.2%
28	Air Products & Chemicals, Inc.	6,338
565	Albemarle Corporation	39,782
1,562	Amcor plc (a)	17,947
293	Avery Dennison Corporation	33,894
208	Ball Corporation	14,558
220	Celanese Corporation	23,716
645	CF Industries Holdings, Inc.	30,128
632	Corteva, Inc. (a)	18,688
170	Dow, Inc.	8,383
80	DuPont de Nemours, Inc.	6,006
415	Eastman Chemical Company	32,299
28	Ecolab, Inc.	5,528
357	FMC Corporation	29,613
1,827	Freeport-McMoRan, Inc.	21,211
133	International Flavors & Fragrances, Inc.	19,297
411	International Paper Company	17,805
13	Linde plc	2,611
131	LyondellBasell Industries NV - Class A	11,283
96	Martin Marietta Materials, Inc.	22,091
1,701	Mosaic Company	42,576
286	Newmont Goldcorp Corporation	11,002
368	Nucor Corporation	20,277
353	Packaging Corporation of America	33,648
91	PPG Industries, Inc.	10,621
984	Sealed Air Corporation	42,096
15	Sherwin-Williams Company	6,874
129	Vulcan Materials Company	17,713
901	WestRock Company	32,859
		578,844
	Real Estate - 6.8%
117	Alexandria Real Estate Equities, Inc.	16,507
15	American Tower Corporation	3,067

772	Apartment Investment & Management Company - Class A	38,693
48	AvalonBay Communities, Inc.	9,753
108	Boston Properties, Inc.	13,932
394	CBRE Group, Inc. - Class A (a)	20,212
42	Crown Castle International Corporation	5,475
98	Digital Realty Trust, Inc.	11,543
832	Duke Realty Corporation	26,299
13	Equinix, Inc.	6,556
132	Equity Residential	10,021
50	Essex Property Trust, Inc.	14,596
199	Extra Space Storage, Inc.	21,114
224	Federal Realty Investment Trust	28,842
608	HCP, Inc.	19,444
1,212	Host Hotels & Resorts, Inc.	22,083
1,044	Iron Mountain, Inc.	32,677
2,030	Kimco Realty Corporation	37,514
2,380	Macerich Company	79,706
192	Mid-America Apartment Communities, Inc.	22,610
76	Prologis, Inc.	6,088
31	Public Storage	7,383
177	Realty Income Corporation	12,208
382	Regency Centers Corporation	25,495
53	SBA Communications Corporation (a)	11,916
35	Simon Property Group, Inc.	5,592
464	SL Green Realty Corporation	37,292
492	UDR, Inc.	22,086
181	Ventas, Inc.	12,371
397	Vornado Realty Trust	25,448
109	Welltower, Inc.	8,887
609	Weyerhaeuser Company	16,041
		631,451
	Utilities - 4.4%
1,551	AES Corporation	25,995
512	Alliant Energy Corporation	25,129
206	Ameren Corporation	15,473
76	American Electric Power Company, Inc.	6,689
116	American Water Works Company, Inc.	13,456
234	Atmos Energy Corporation	24,701
680	CenterPoint Energy, Inc.	19,468
305	CMS Energy Corporation	17,663
116	Consolidated Edison, Inc.	10,171
64	Dominion Energy, Inc.	4,949
99	DTE Energy Company	12,660
55	Duke Energy Corporation	4,853
260	Edison International	17,527
149	Entergy Corporation	15,337
332	Evergy, Inc.	19,970

158	Eversource Energy	11,970
120	Exelon Corporation	5,753
308	FirstEnergy Corporation	13,185
12	NextEra Energy, Inc.	2,458
973	NiSource, Inc.	28,022
922	NRG Energy, Inc.	32,381
280	Pinnacle West Capital Corporation	26,345
423	PPL Corporation	13,117
159	Public Service Enterprise Group, Inc.	9,352
58	Sempra Energy	7,972
90	Southern Company	4,975
131	WEC Energy Group, Inc.	10,921
164	Xcel Energy, Inc.	9,756
		410,248
	TOTAL COMMON STOCKS (Cost $9,793,086)	9,268,501

	SHORT-TERM INVESTMENTS - 0.1%
6,260	First American Government Obligations Fund, Class X, 2.30%*	6,260
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,260)	6,260
	TOTAL INVESTMENTS - 99.9% (Cost $9,799,346)	9,274,761
	Other Assets in Excess of Liabilities - 0.1%	10,688
	NET ASSETS - 100.0%	$9,285,449

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by the Fund Advisor.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of June 30, 2019.

Summary of Fair Value Disclosure at June 30, 2019 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019:

	American Customer Satisfaction ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$55,857,966	$-	$-	$55,857,966
Exchange Traded Funds	2,887,252	-	-	2,887,252
Short-Term Investments	108,661	-	-	108,661
Total Investments in Securities	$58,853,879	$-	$-	$58,853,879
^See Schedule of Investments for breakout of investments by sector classification.

	Brand Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,117,147	$-	$-	$13,117,147
Short-Term Investments	31,525	-	-	31,525
Total Investments in Securities	$13,148,672	$-	$-	$13,148,672
^See Schedule of Investments for breakout of investments by sector classification.

	Reverse Cap Weighted U.S. Large Cap ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,268,501	$-	$-	$9,268,501
Short-Term Investments	6,260	-	-	6,260
Total Investments in Securities	$9,274,761	$-	$-	$9,274,761
^See Schedule of Investments for breakout of investments by sector classification.

For the period ended June 30, 2019, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)        /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date         8/22/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date         8/22/19

By (Signature and Title)*      /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer (principal financial officer)

Date         8/22/19

* Print the name and title of each signing officer under his or her signature.